Earnings Per Share (EPS) - Summary of Earnings Per Share (EPS) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 7,970	$ (20,098)	$ 10,936	$ 20,083	$ 26,392	$ (90,176)	$ 20,725	$ 14,173	$ 4,827	$ 16,843	$ 57,411	$ 37,313	$ (50,451)	$ (14,461)
Basic EPS (in shares)	119,990,196		118,109,214							119,443,260	117,458,365	117,721,135	116,081,590	114,258,965
Stock options and restricted stock (in shares)	1,684,395		1,091,805							2,250,521	1,351,830	1,372,455
Diluted EPS (in shares)	121,674,591		119,201,019							121,693,781	118,810,195	119,093,590	116,081,590	114,258,965
Basic EPS (in dollars per share)	$ 0.07	$ (0.17)	$ 0.09	$ 0.17	$ 0.23	$ (0.77)	$ 0.18	$ 0.12	$ 0.04	$ 0.14	$ 0.49	$ 0.32	$ (0.43)	$ (0.13)
Stock options and restricted stock (in dollars per share)											$ (0.01)
Diluted EPS (in dollars per share)	$ 0.07	$ (0.17)	$ 0.09	$ 0.17	$ 0.22	$ (0.77)	$ 0.18	$ 0.12	$ 0.04	$ 0.14	$ 0.48	$ 0.31	$ (0.43)	$ (0.13)
Stock options and restricted stock (in dollars per share)	$ 0.14	$ (0.01)	$ 0.09							$ 0.14	$ 0.09	$ (0.01)